Insurance Receivable and Impairment	3 Months Ended
Mar. 31, 2020
Loss Contingency [Abstract]
Insurance Receivable and Impairment

  (3)   Insurance Receivable and Impairment

During the second quarter of 2019, one of the Company’s customers became insolvent and the total net book value of its owned containers leased to this insolvent customer was $63,120. The Company maintains insurance that covers a portion of the exposure related to the value of containers that are unlikely to be recovered from this customer, the cost to recover containers and up to 183 days of lost lease rental income. Based on prior recovery experience, the Company estimated that containers with a book value of $9,468 would not be recovered from this insolvent customer. Accordingly, the Company recorded impairment charges of $9,059 included in “container lessee default expense, net” as of December 31, 2019. The Company also recorded bad debt expense of $2,921 to fully reserve for this insolvent customer’s outstanding accounts receivable as of December 31, 2019. Container recovery costs of $170 was recorded as an insurance receivable and included in “container lessee default expense, net” for the three months ended March 31, 2020. An insurance receivable of $1,962 and $1,792, net of insurance deductible was recorded in the “prepaid expenses and other current assets” in the condensed consolidated balance sheets as of March 31, 2020 and December 31, 2019, respectively.

In August 2016, one of the Company’s customers filed for bankruptcy. The Company entered into a final agreement with the insurance companies on December 31, 2018 and remaining payments totaling $9,814 for the Company’s owned fleet were received during the three months ended March 31, 2019. The Company recorded a $14,881 gain on insurance recovery and legal settlement on a net cash distribution from the bankruptcy estate for its owned fleet during the fourth quarter of 2019. As of

March 31, 2020 and December 31, 2019, there is no insurance receivable for the Company’s owned fleet related to this bankrupt customer.